Fees Summary	Oct. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 92,833,000
Total Fee Amount	8,076.47
Total Offset Amount	0
Net Fee	$ 8,076.47
Offering Table N/A
Offset Table N/A	N/A